Expense Example - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund - Fidelity SAI Real Estate Index Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 7
3 years	39
5 years	78
10 years	$ 192